Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

Other current assets consist of the following:

		As of December 31,
		2016	2017
		RMB	RMB	US$
Prepaid expenses		14,387,545	52,989,718	8,144,371
Prepayments for vehicles	6.1	—	141,082,860	21,684,038
Deposits in trust protection fund	6.2	—	72,490,890	11,141,646
Guarantee deposits held by Funding Partners		241,669,750	121,731,691	18,709,818
Others		56,042,148	105,878,639	16,273,247

Total		312,099,443	494,173,798	75,953,120
Less: Allowance for the receivables from suppliers		(11,822,819)	(11,822,819)	(1,817,134)

		300,276,624	482,350,979	74,135,986